Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes Goodwill And Intangible Assets Tables [Line Items]
Discount and growth rates
Discount and growth rates
Discount rates Growth rates
In % 31.12.25 31.12.24 31.12.25 31.12.24
Global Wealth Management Americas 9.5 9.5 3.7 3.8
Global Wealth Management Switzerland and International 9.5 9.5 3.6 3.7
Asset Management 9.0 9.0 3.4 3.3

Goodwill and intangible assets
Goodwill and intangible assets
USD m Goodwill
Intangible
assets
1
2025 2024
Historical cost
Balance at the beginning of the year 5,990 2,451 8,441 9,006
Additions 0 0 0 7
Disposals
2
(2) 0 (2) (1)
Reclassifications
3
0 0 0 (384)
Write-offs 0 (76) (76) 0
Foreign currency translation 79 180 259 (187)
Balance at the end of the year 6,067 2,555 8,622 8,441
Accumulated amortization and impairment
Balance at the beginning of the year 0 1,554 1,554 1,491
Amortization 0 140 140 190
Impairment / (reversal of impairment) 0 0 0 1
Reclassifications
3
0 0 0 (96)
Write-offs 0 (76) (76) 0
Foreign currency translation 0 57 57 (32)
Balance at the end of the year 0 1,674 1,674 1,554
Net book value at the end of the year 6,067 880 6,948 6,887
of which: Global Wealth Management Americas 3,716 29 3,745 3,734
of which: Global Wealth Management Switzerland and International 1,205 107 1,312 1,271
of which: Personal & Corporate Banking 0 644 644 657
of which: Asset Management 1,146 0 1,146 1,127
of which: Investment Bank 0 100 100 98
of which: Non-core and Legacy 0 1 1 1
1 Intangible assets mainly include customer relationships, core deposits, contractual rights and the fully amortized branch network intangible asset recognized in connection with the acquisition of PaineWebber Group,
Inc. in 2000.
2 Reflects the derecognition of goodwill allocated to
businesses and intangible assets held by entities that
have been disposed of.
3 In 2024, certain intangible assets were reclassified
to Assets of
disposal groups held for sale. Refer to Note 28 for more information.